16. LOANS AND FINANCING (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	R$ 18,620,279	R$ 22,165,444	R$ 20,444,378
Current [Member]
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	3,132,028
Non-Current [Member]
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	15,488,251
2021 [Member]
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	1,906,989
2022 [Member]
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	2,123,475
2023 [Member]
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	2,421,966
2024 [Member]
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	2,340,742
2025 onwards [Member]
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	R$ 6,695,079